Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
August 31, 2025
ASCF-NPRT3-1025
1.805747.121
Common Stocks - 97.7%
	Shares	Value ($)
CANADA - 4.1%
Energy - 0.7%
Energy Equipment & Services - 0.7%
CES Energy Solutions Corp	2,212,800	13,357,201
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	295,700	11,809,914
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	150,000	5,806,500
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc (United States)	111,900	10,609,239
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	1,886,100	4,669,413
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Colliers International Group Inc Subordinate Voting Shares	103,300	17,055,576
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States) (b)	468,167	18,829,677
TOTAL CANADA		82,137,520
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Accelerant Holdings Class A (a)	6,000	120,300
ISRAEL - 1.5%
Information Technology - 1.5%
IT Services - 0.8%
Wix.com Ltd (a)	113,500	16,012,580
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (a)	57,389	15,112,819
TOTAL ISRAEL		31,125,399
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	399,600	12,327,660
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Merus NV (a)	59,900	3,943,816
Newamsterdam Pharma Co NV (a)	119,300	2,869,165

TOTAL NETHERLANDS		6,812,981
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	343,026	2,826,534
THAILAND - 1.9%
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 1.9%
Fabrinet (a)	113,300	37,535,157
UNITED KINGDOM - 1.7%
Communication Services - 0.4%
Media - 0.4%
4imprint Group PLC	166,300	7,574,785
Consumer Staples - 0.5%
Food Products - 0.5%
Nomad Foods Ltd	680,416	10,573,665
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	460,600	16,931,656
TOTAL UNITED KINGDOM		35,080,106
UNITED STATES - 87.5%
Communication Services - 0.8%
Interactive Media & Services - 0.5%
Cars.com Inc (a)	805,500	10,511,775
Wireless Telecommunication Services - 0.3%
Gogo Inc (a)(b)	576,600	6,331,068
TOTAL COMMUNICATION SERVICES		16,842,843

Consumer Discretionary - 10.2%
Automobile Components - 1.5%
Patrick Industries Inc (b)	273,496	30,590,528
Diversified Consumer Services - 0.3%
Laureate Education Inc (a)	237,186	6,517,870
Hotels, Restaurants & Leisure - 1.2%
Brinker International Inc (a)	91,200	14,225,376
Pursuit Attractions and Hospitality Inc (a)	253,400	9,451,820
		23,677,196
Household Durables - 2.6%
Champion Homes Inc (a)	156,886	11,838,618
Installed Building Products Inc (b)	87,200	22,830,704
Lovesac Co/The (a)(b)	307,490	5,882,284
SharkNinja Inc (a)(b)	108,966	12,744,663
		53,296,269
Specialty Retail - 3.7%
Academy Sports & Outdoors Inc	307,605	16,472,248
Boot Barn Holdings Inc (a)	86,500	15,377,105
Group 1 Automotive Inc	37,900	17,615,162
Murphy USA Inc	65,000	24,472,500
		73,937,015
Textiles, Apparel & Luxury Goods - 0.9%
Kontoor Brands Inc	234,300	18,099,675
TOTAL CONSUMER DISCRETIONARY		206,118,553

Consumer Staples - 2.7%
Beverages - 0.6%
Vita Coco Co Inc/The (a)	349,296	12,483,839
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (a)	78,630	7,680,578
Performance Food Group Co (a)	120,500	12,218,700
		19,899,278
Food Products - 1.1%
Simply Good Foods Co/The (a)	756,800	21,667,184
TOTAL CONSUMER STAPLES		54,050,301

Energy - 4.3%
Energy Equipment & Services - 2.1%
Cactus Inc Class A	360,000	15,102,000
Liberty Energy Inc Class A	1,218,600	13,709,250
Weatherford International PLC	206,200	13,135,971
		41,947,221
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (a)	282,500	9,017,400
Chord Energy Corp	123,100	13,527,459
Core Natural Resources Inc	158,800	11,792,488
Hess Midstream LP Class A	242,048	9,972,378
		44,309,725
TOTAL ENERGY		86,256,946

Financials - 19.0%
Banks - 7.3%
Connectone Bancorp Inc	775,455	19,851,648
CVB Financial Corp	884,800	17,811,024
First Bancorp/Southern Pines NC	116,957	6,384,683
First Hawaiian Inc	774,900	20,108,655
First Interstate BancSystem Inc Class A	586,800	19,200,096
Metropolitan Bank Holding Corp (b)	195,882	15,551,072
Pinnacle Financial Partners Inc	126,600	12,308,052
SouthState Corp	219,400	22,391,965
TriCo Bancshares	284,400	12,917,448
		146,524,643
Capital Markets - 3.3%
Houlihan Lokey Inc Class A	56,000	11,158,000
Lazard Inc	224,400	12,826,704
Piper Sandler Cos (b)	50,600	16,889,774
Stifel Financial Corp	209,900	24,199,371
WisdomTree Inc	171,327	2,331,760
		67,405,609
Consumer Finance - 2.7%
FirstCash Holdings Inc	251,400	37,023,679
PROG Holdings Inc	267,914	9,441,289
SLM Corp	222,719	6,966,650
		53,431,618
Financial Services - 3.2%
Essent Group Ltd (b)	396,023	24,846,483
Mr Cooper Group Inc (a)	60,900	11,481,477
PennyMac Financial Services Inc	250,900	27,624,090
		63,952,050
Insurance - 2.5%
Old Republic International Corp	252,100	10,076,437
Primerica Inc	94,000	25,317,960
Selective Insurance Group Inc	176,900	13,838,887
Slide Insurance Holdings Inc	17,800	238,164
		49,471,448
TOTAL FINANCIALS		380,785,368

Health Care - 11.4%
Biotechnology - 3.8%
Arcellx Inc (a)	109,900	7,625,961
Astria Therapeutics Inc (a)	223,100	1,378,758
Avidity Biosciences Inc (a)	171,700	7,997,786
Celldex Therapeutics Inc (a)	119,000	2,627,520
CG oncology Inc (a)	104,100	2,791,962
Cogent Biosciences Inc (a)	444,672	5,371,638
Cytokinetics Inc (a)	210,600	7,440,498
Disc Medicine Inc (a)	77,000	4,592,665
Legend Biotech Corp ADR (a)	98,600	3,424,378
Madrigal Pharmaceuticals Inc (a)(b)	24,700	10,814,895
Perspective Therapeutics Inc (a)	211,300	709,968
Soleno Therapeutics Inc (a)	81,300	5,501,571
Ultragenyx Pharmaceutical Inc (a)	123,100	3,688,076
Vaxcyte Inc (a)	167,700	5,163,483
Viking Therapeutics Inc (a)(b)	162,000	4,382,100
Viridian Therapeutics Inc (a)	156,600	2,878,308
		76,389,567
Health Care Equipment & Supplies - 3.0%
Haemonetics Corp (a)	150,700	8,219,178
Lantheus Holdings Inc (a)(b)	182,900	10,041,210
Masimo Corp (a)	121,800	17,016,678
Merit Medical Systems Inc (a)	164,800	14,920,992
TransMedics Group Inc (a)	81,200	9,334,752
		59,532,810
Health Care Providers & Services - 4.1%
Acadia Healthcare Co Inc (a)	426,900	9,801,624
Chemed Corp	26,700	12,227,265
Ensign Group Inc/The	199,200	34,218,576
Option Care Health Inc (a)	454,437	13,033,253
Pennant Group Inc/The (a)	61,214	1,469,748
Progyny Inc (a)	509,100	12,050,397
		82,800,863
Pharmaceuticals - 0.5%
Crinetics Pharmaceuticals Inc (a)	201,000	6,228,990
Enliven Therapeutics Inc (a)	135,700	2,750,639
Structure Therapeutics Inc ADR (a)	96,300	1,858,590
		10,838,219
TOTAL HEALTH CARE		229,561,459

Industrials - 18.6%
Building Products - 2.8%
AAON Inc (b)	127,100	10,542,945
AZZ Inc	155,800	17,588,262
Simpson Manufacturing Co Inc	144,600	27,635,952
		55,767,159
Commercial Services & Supplies - 1.1%
Brink's Co/The	196,860	22,056,194
Construction & Engineering - 3.7%
Construction Partners Inc Class A (a)	142,300	17,061,770
IES Holdings Inc (a)	73,400	25,639,354
Sterling Infrastructure Inc (a)	117,000	32,588,010
		75,289,134
Electrical Equipment - 1.6%
NEXTracker Inc Class A (a)	359,800	24,200,148
Thermon Group Holdings Inc (a)	333,600	8,847,072
		33,047,220
Machinery - 4.3%
Federal Signal Corp	140,200	17,243,198
REV Group Inc	501,000	26,658,211
SPX Technologies Inc (a)	119,900	22,434,489
Terex Corp	353,400	17,648,796
		83,984,694
Passenger Airlines - 1.3%
SkyWest Inc (a)	218,600	26,538,040
Professional Services - 2.2%
ExlService Holdings Inc (a)	478,300	20,939,974
KBR Inc	445,400	22,474,884
		43,414,858
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	50,500	13,310,790
Rush Enterprises Inc Class A	342,791	19,676,203
		32,986,993
TOTAL INDUSTRIALS		373,084,292

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries Inc	117,700	17,617,335
Belden Inc	200,200	26,066,040
Insight Enterprises Inc (a)	157,872	20,548,620
Sanmina Corp (a)	240,700	28,287,064
TD SYNNEX Corp	202,841	30,034,667
		122,553,726
Semiconductors & Semiconductor Equipment - 1.2%
Diodes Inc (a)	209,500	11,404,133
MACOM Technology Solutions Holdings Inc (a)	92,600	11,866,690
		23,270,823
Software - 1.5%
Agilysys Inc (a)	141,900	15,484,128
Five9 Inc (a)	127,500	3,432,300
SPS Commerce Inc (a)	105,700	11,658,710
		30,575,138
TOTAL INFORMATION TECHNOLOGY		176,399,687

Materials - 6.2%
Chemicals - 2.0%
Element Solutions Inc	1,057,200	27,191,184
Hawkins Inc	76,400	12,784,012
Perimeter Solutions Inc	32,647	730,966
		40,706,162
Construction Materials - 1.4%
Eagle Materials Inc	120,100	27,731,090
Metals & Mining - 2.8%
Carpenter Technology Corp	97,400	23,461,712
Commercial Metals Co	320,100	18,460,167
Constellium SE (a)	1,066,600	15,455,034
		57,376,913
TOTAL MATERIALS		125,814,165

Real Estate - 4.2%
Diversified REITs - 1.1%
Essential Properties Realty Trust Inc	725,601	22,725,823
Health Care REITs - 1.0%
CareTrust REIT Inc	611,200	21,031,392
Retail REITs - 1.5%
Acadia Realty Trust	742,800	14,863,428
Urban Edge Properties	686,600	14,205,754
		29,069,182
Specialized REITs - 0.6%
Outfront Media Inc	664,400	12,410,992
TOTAL REAL ESTATE		85,237,389

Utilities - 1.3%
Gas Utilities - 1.3%
Southwest Gas Holdings Inc	331,900	26,512,172
TOTAL UNITED STATES		1,760,663,175
TOTAL COMMON STOCKS (Cost $1,486,996,432)		1,968,628,832

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 2000 ETF (b) (Cost $19,113,520)	88,700	20,859,579

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	24,777,000	24,781,956
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	95,188,123	95,197,642
TOTAL MONEY MARKET FUNDS (Cost $119,979,598)			119,979,598

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,626,089,550)	2,109,468,009
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(95,105,133)
NET ASSETS - 100.0%	2,014,362,876

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $600,150.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,445,256	451,255,274	479,918,574	589,710	-	-	24,781,956	24,777,000	0.0%
Fidelity Securities Lending Cash Central Fund	119,495,964	609,542,724	633,841,046	30,844	-	-	95,197,642	95,188,123	0.3%
Total	172,941,220	1,060,797,998	1,113,759,620	620,554	-	-	119,979,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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